Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2026 USD ($) Segments shares	Apr. 30, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($) shares	Apr. 30, 2026 CNY (¥)	Oct. 31, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Reportable operating segment	1		1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]		Chief Executive Officer [Member]
Approach of CODM to determine segment information	The CODM monitors the revenue, results, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation.		The CODM monitors the revenue, results, assets and liabilities of its business unit as a whole and regularly reviews its operating results to make decisions about resource allocation.
Credit terms	360 days		360 days
Deferred offering costs				$ 986,206	$ 267,973
Useful lives			10 years				10 years
Impairment of assets
Percentage of general reserve fund	10.00%		10.00%
Percentage of required general reserve fund	50.00%		50.00%
Percentage of statutory surplus fund	10.00%		10.00%
Percentage of required statutory surplus fund	50.00%		50.00%
Statutory Surplus Fund	$ 13,386	$ 0	$ 82,727	189,836	186,821
Other material contract assets
Contract liability	2,393,919		449,306	512,859
Total research and development expenses	407,437	$ 458,025	650,629	559,048	$ 740,800
Uncertain tax positions
Percentage of VAT	13.00%		13.00%
Diluted shares (in Shares) | shares
Cash and cash equivalents	$ 74,264		$ 122,381	$ 176,236
Insurance to cover bank deposits (in Yuan Renminbi) | ¥						¥ 500,000	¥ 500,000
Number of operating segment			1
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 57,008		$ 105,707	$ 176,236